Note 9. Earnings Per Share (Detail) - Reconciliation of the Numerators and Denominators of Basic and Diluted Earnings Per Common Share (USD $)
In Thousands, except Share data, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic earnings per common share:
Net earnings (in Dollars)	$ 323	$ (235)	$ (126)	$ 202	$ (180)	$ (152)	$ 600	$ (240)	$ 164	$ 28	$ 190
Weighted-average common shares outstanding									11,655,060	11,591,681	11,532,134
Add: Effect of dilutive stock options									3,000	7,000	6,000
Adjusted weighted-average common shares outstanding									11,658,246	11,598,536	11,538,923
Diluted net earnings per common share (in Dollars per share)	$ 0.03	$ (0.02)	$ (0.01)	$ 0.02	$ (0.02)	$ (0.01)	$ 0.05	$ (0.02)	$ 0.01	$ 0.00	$ 0.02
Basic net earnings per common share (in Dollars per share)	$ 0.03	$ (0.02)	$ (0.01)	$ 0.02	$ (0.02)	$ (0.01)	$ 0.05	$ (0.02)	$ 0.01	$ 0.00	$ 0.02